Segment Information - Summary of Revenue Adjusted EBITDA and EBITDA (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Disclosure Of Operating Segments [Line Items]
Revenue	$ 208,354	$ 202,195	$ 405,884	$ 401,350
Adjusted EBITDA	(3,563)	(10,997)	(7,294)	(24,201)
Share-based compensation expense	(3,453)	(4,179)	(7,045)	(6,794)
Restructuring costs	(1,393)	(3,214)	(2,225)	(3,635)
Strategic review of Greater China business	(1,378)		(1,378)
Discontinued construction of production facilities		(2,646)		(1,762)
New product launch issue		(5,677)		(5,677)
Closure of production facility			846
Non-controlling interests	(35)	(58)	(136)	(102)
EBITDA	(9,822)	(26,771)	(17,232)	(42,171)
Finance income and (expenses), net	(31,916)	10,389	(22,505)	(6,988)
Depreciation and amortization	(12,294)	(12,308)	(23,475)	(25,321)
Loss before tax	(54,032)	(28,690)	(63,212)	(74,480)
Europe & International
Disclosure Of Operating Segments [Line Items]
Revenue	118,193	105,541	225,858	215,948
North America
Disclosure Of Operating Segments [Line Items]
Revenue	63,185	67,819	123,071	134,786
Greater China
Disclosure Of Operating Segments [Line Items]
Revenue	26,976	28,835	56,955	50,616
Operating Segments | Europe & International
Disclosure Of Operating Segments [Line Items]
Revenue	118,648	107,355	227,002	219,726
Adjusted EBITDA	24,261	12,638	39,797	27,134
Share-based compensation expense	(515)	(501)	(983)	(879)
Restructuring costs	(471)	(855)	(471)	(855)
Discontinued construction of production facilities		(2,923)		(2,923)
Closure of production facility			846
EBITDA	23,275	8,359	39,189	22,477
Operating Segments | North America
Disclosure Of Operating Segments [Line Items]
Revenue	63,185	67,819	123,071	134,786
Adjusted EBITDA	(2,369)	1,166	(1,240)	778
Share-based compensation expense	(328)	(232)	(686)	1,027
Restructuring costs	(585)	(769)	(1,253)	(769)
Discontinued construction of production facilities		277		1,161
New product launch issue		(5,677)		(5,677)
EBITDA	(3,282)	(5,235)	(3,179)	(3,480)
Operating Segments | Greater China
Disclosure Of Operating Segments [Line Items]
Revenue	26,976	28,835	56,955	50,616
Adjusted EBITDA	(636)	(428)	982	(3,856)
Share-based compensation expense	(334)	(479)	(723)	(1,179)
Restructuring costs	(42)	(1,470)	(42)	(1,940)
Strategic review of Greater China business	(1,378)		(1,378)
Non-controlling interests	(35)	(58)	(136)	(102)
EBITDA	(2,425)	(2,435)	(1,297)	(7,077)
Unallocated Amounts | Corporate
Disclosure Of Operating Segments [Line Items]
Adjusted EBITDA	(24,819)	(24,373)	(46,833)	(48,257)
Share-based compensation expense	(2,276)	(2,967)	(4,653)	(5,763)
Restructuring costs	(295)	(120)	(459)	(71)
EBITDA	(27,390)	(27,460)	(51,945)	(54,091)
Eliminations
Disclosure Of Operating Segments [Line Items]
Revenue	(455)	(1,814)	(1,144)	(3,778)
Revenue from External Customers
Disclosure Of Operating Segments [Line Items]
Revenue	208,354	202,195	405,884	401,350
Revenue from External Customers | Operating Segments | Europe & International
Disclosure Of Operating Segments [Line Items]
Revenue	118,193	105,541	225,858	215,948
Revenue from External Customers | Operating Segments | North America
Disclosure Of Operating Segments [Line Items]
Revenue	63,185	67,819	123,071	134,786
Revenue from External Customers | Operating Segments | Greater China
Disclosure Of Operating Segments [Line Items]
Revenue	26,976	28,835	56,955	50,616
Intersegment Revenue | Operating Segments | Europe & International
Disclosure Of Operating Segments [Line Items]
Revenue	455	1,814	1,144	3,778
Intersegment Revenue | Eliminations
Disclosure Of Operating Segments [Line Items]
Revenue	$ (455)	$ (1,814)	$ (1,144)	$ (3,778)